Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Fuel derivatives

During the year ended December 31, 2025, the Company entered into an additional series of forward contracts for the purchase of 42 million litres of gas oil and 73 million litres of fuel oil with scheduled settlement between May 2025 and October 2027. These derivative instruments were not designated as hedges by the Company and are recorded at FVTPL.

For the year ended December 31, 2025, the Company recorded an unrealized fuel derivative loss of $2 million (2024 – loss of $3 million) and a realized fuel derivative loss of $2 million (2024 - loss of $0 million) was recorded as part of Losses on derivative instruments in the Consolidated Statement of Operations.

The following is a summary, by maturity dates, of the Company’s fuel derivative contracts outstanding as at December 31, 2025:

	2026	2027	Total

Forward – fuel oil:
Litres (thousands)	35,777	14,483	50,260
Average strike price	$0.40	$0.37	$0.39

Forward – gas oil:
Litres (thousands)	47,013	21,003	68,016
Average strike price	$0.53	$0.52	$0.53

The unrealized fair value of these contracts at December 31, 2025 was $(4) million (2024 - $(2) million).

Gold derivatives

During the year ended December 31, 2024, as a requirement of the new RCF (Note 12), the Company entered into a series of 1:1 zero-cost put/call gold collar contracts with settlement between February 2025 and January 2027. These derivative instruments were not designated as hedges by the Company and are recorded at FVTPL.

For the year ended December 31, 2025, the Company recorded an unrealized loss of $234 million (2024 - $0 million) on the Company's gold collar contracts and a realized loss of $37 million (2024 - $0 million).

The following is a summary, by maturity dates, of the Company’s gold derivative contracts outstanding as at December 31, 2025:

	2026	2027	Total

Ounces	200,006	16,637	216,643
Average floor price	$2,450	$2,450	$2,450
Average ceiling price	$3,294	$3,294	$3,294

The unrealized fair value of these contracts at December 31, 2025 was $(234) million (2024 - $0 million).